Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—8.4%
150,776		Activision Blizzard, Inc.	$12,607,889
9,164	[1]	Alphabet, Inc., Class A	24,692,673
526,494		AT&T, Inc.	14,768,157
9,777	[1]	Charter Communications, Inc.	7,274,577
32,671		Electronic Arts, Inc.	4,703,317
552,659		News Corp., Inc., Class A	13,611,991
24,792	[1]	Take-Two Interactive Software, Inc.	4,299,429
441,621		Verizon Communications, Inc.	24,633,619
		TOTAL	106,591,652
		Consumer Discretionary—6.9%
61,085		Advance Auto Parts, Inc.	12,953,685
29,058	[1]	Burlington Stores, Inc.	9,728,618
155,366	[1]	Capri Holdings Ltd.	8,748,660
11,721		Domino's Pizza, Inc.	6,159,268
474,327	[1]	Ford Motor Co.	6,616,862
13,010		Home Depot, Inc.	4,269,752
108,445		Kohl's Corp.	5,509,006
41,986		McDonald's Corp.	10,190,422
29,547		Starbucks Corp.	3,587,892
152,592		Yum! Brands, Inc.	20,049,063
		TOTAL	87,813,228
		Consumer Staples—7.2%
278,136		Colgate-Palmolive Co.	22,111,812
67,373		Hershey Foods Corp.	12,051,682
128,119	[1]	Molson Coors Beverage Company, Class B	6,263,738
356,255		Philip Morris International, Inc.	35,657,563
103,111		Procter & Gamble Co.	14,665,478
		TOTAL	90,750,273
		Energy—3.5%
187,487		Continental Resources, Inc.	6,402,681
238,246		EOG Resources, Inc.	17,358,604
146,927		Halliburton Co.	3,038,450
926,503		Marathon Oil Corp.	10,738,170
249,901		Schlumberger Ltd.	7,204,646
		TOTAL	44,742,551
		Financials—21.1%
148,537		Allstate Corp.	19,317,237
611,567		Ally Financial, Inc.	31,410,081
144,289	[1]	Arch Capital Group Ltd.	5,627,271
552,769		Bank of America Corp.	21,204,219
463,356		Bank of New York Mellon Corp.	23,784,063
9,273	[1]	Berkshire Hathaway, Inc., Class B	2,580,583
56,700		Evercore, Inc., Class A	7,495,740
8,047		Goldman Sachs Group, Inc.	3,016,659
57,529		Interactive Brokers Group, Inc., Class A	3,558,744
29,342		M & T Bank Corp.	3,927,427
110,619		MetLife, Inc.	6,382,716

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
22,883		MSCI, Inc., Class A	$13,637,353
32,275		NASDAQ, Inc.	6,026,711
224,497		Northern Trust Corp.	25,334,486
161,831		Popular, Inc.	11,774,824
243,391		Prudential Financial, Inc.	24,407,249
281,197		State Street Corp.	24,503,507
107,282		The Travelers Cos., Inc.	15,976,435
207,601		Tradeweb Markets, Inc.	18,005,235
		TOTAL	267,970,540
		Health Care—16.4%
96,191		AbbVie, Inc.	11,187,013
60,720		Amgen, Inc.	14,666,309
26,237		Anthem, Inc.	10,075,270
176,773		Bristol-Myers Squibb Co.	11,997,583
139,935		Cardinal Health, Inc.	8,309,340
33,533	[1]	Davita, Inc.	4,032,343
12,645		Humana, Inc.	5,385,000
114,528	[1]	IQVIA Holdings, Inc.	28,368,586
207,886		Johnson & Johnson	35,797,969
108,937		McKesson Corp.	22,204,629
186,258		Merck & Co., Inc.	14,317,652
327,964		Pfizer, Inc.	14,040,139
8,765	[1]	Vertex Pharmaceuticals, Inc.	1,766,849
8,397	[1]	Waters Corp.	3,273,235
114,781		Zoetis, Inc.	23,266,109
		TOTAL	208,688,026
		Industrials—12.3%
153,803		AGCO Corp.	20,318,914
373,227		Carrier Global Corp.	20,620,792
9,676		Deere & Co.	3,498,745
191,299		Fortune Brands Home & Security, Inc.	18,645,914
34,375		Illinois Tool Works, Inc.	7,791,781
19,794		Lennox International, Inc.	6,520,737
365,017		Masco Corp.	21,795,165
279,099		Nielsen Holdings PLC	6,611,855
405,238		Otis Worldwide Corp.	36,289,063
181,170	[1]	SPX Corp.	12,076,792
15,527	[1]	XPO Logistics, Inc.	2,153,440
		TOTAL	156,323,198
		Information Technology—9.0%
41,474		Accenture PLC	13,175,460
49,833		Applied Materials, Inc.	6,973,132
37,771	[1]	Arista Networks, Inc.	14,367,711
13,085	[1]	Crowdstrike Holdings, Inc.	3,318,487
72,541	[1]	Dell Technologies, Inc.	7,008,911
374,853	[1]	DXC Technology Co.	14,986,623
1,008,116		Hewlett Packard Enterprise Co.	14,617,682
236,593		HP, Inc.	6,830,440
43,108		IBM Corp.	6,076,504
255,352		Intel Corp.	13,717,509
11,205		Motorola, Inc.	2,509,024

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
56,455		Paychex, Inc.	$6,425,708
219,810		Vishay Intertechnology, Inc.	4,864,395
		TOTAL	114,871,586
		Materials—4.6%
309,414	[1]	Berry Global Group, Inc.	19,892,226
37,726		Celanese Corp.	5,876,579
369,704		Dow, Inc	22,980,801
105,002		RPM International, Inc.	9,092,123
		TOTAL	57,841,729
		Real Estate—5.1%
23,755		Crown Castle International Corp.	4,586,853
51,346		Extra Space Storage, Inc.	8,941,392
216,126		Gaming and Leisure Properties, Inc.	10,231,405
6,471		Public Storage	2,022,058
75,041		SBA Communications, Corp.	25,588,230
183,197		SL Green Realty Corp.	13,640,849
		TOTAL	65,010,787
		Utilities—3.7%
334,431		Exelon Corp.	15,651,371
126,983		Pinnacle West Capital Corp.	10,609,429
242,938		Public Service Enterprises Group, Inc.	15,118,032
43,558		Sempra Energy	5,690,853
		TOTAL	47,069,685
		TOTAL COMMON STOCKS (IDENTIFIED COST $976,342,342)	1,247,673,255
		INVESTMENT COMPANY—1.8%
22,673,211		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[2] (IDENTIFIED COST $22,678,213)	22,682,280
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $999,020,555)	1,270,355,535
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(30,438)
		TOTAL NET ASSETS—100%	$1,270,325,097
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$683,400	$19,345,453	$ 20,028,853
Purchases at Cost	$52,137,733	$111,182,963	$163,320.696
Proceeds from Sales	$(52,821,133)	$(107,846,507)	$(160,667,640)
Change in Unrealized Appreciation/Depreciation	N/A	$(14,440)	$(14,440)
Net Realized Gain/(Loss)	N/A	$14,811	$14,811
Value	—	$ 22,682,280	$22,682,280
Balance of Shares Held 07/31/2021	—	22,673,211	22,673,211
Dividend Income	$295	$9,498	$9,793
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.